Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug. 01, 2012
GuideMark(SM) Core Fixed Income Fund (Second Prospectus Summary) | GuideMark(SM) Core Fixed Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GUIDEMARKSM CORE FIXED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	GuideMarkSM Core Fixed Income Fund (the "Fund") seeks to provide current income consistent with low volatility of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 427.36%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	427.36%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in
Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return
		each year and that the Fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO")
or determined to be of comparable quality by the Fund's sub-advisor if the security is unrated). The fixed income securities in which the Fund invests may have maturities of any length.

The Fund's portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors. Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund's assets. The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund's benchmark index) while seeking to maintain the Fund's duration within a relatively close range to the duration of the Fund's benchmark index. Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates. The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities
		subsequent to their purchase by the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk: An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S.
Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S.
Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk: Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Maturity Risk: The Fund may invest in fixed income securities with a range of maturities. Generally, the longer a security's maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk: Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage
		commissions and transactions costs, as well as higher taxes.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate annual returns for Service Shares
(the class with the longest period of annual returns) of the Fund for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to April 1, 2011, the Fund used different investment strategies. The performance set forth below is partially attributable to the previous
		investment strategies and different sub-advisors.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for periods ended December 31.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GUIDEMARKSM CORE FIXED INCOME FUND - SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date performance of the Fund's Service Shares (as of June 30, 2012)
was 2.31%.
During the period shown on the bar chart, the Fund's best and worst quarters are shown below:

             Best Quarter:  Quarter ended September 30, 2009  7.15%
		Worst Quarter: Quarter ended September 30, 2008 -3.91%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are only
		subject to taxes upon withdrawal.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2011	[1]
GuideMark(SM) Core Fixed Income Fund (Second Prospectus Summary) | GuideMark(SM) Core Fixed Income Fund | Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
GuideMark(SM) Core Fixed Income Fund (Second Prospectus Summary) | GuideMark(SM) Core Fixed Income Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
GuideMark(SM) Core Fixed Income Fund (Second Prospectus Summary) | GuideMark(SM) Core Fixed Income Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	7.72%
Annual Return 2003	rr_AnnualReturn2003	5.75%
Annual Return 2004	rr_AnnualReturn2004	3.61%
Annual Return 2005	rr_AnnualReturn2005	2.37%
Annual Return 2006	rr_AnnualReturn2006	4.19%
Annual Return 2007	rr_AnnualReturn2007	5.33%
Annual Return 2008	rr_AnnualReturn2008	(7.89%)
Annual Return 2009	rr_AnnualReturn2009	15.97%
Annual Return 2010	rr_AnnualReturn2010	8.17%
Annual Return 2011	rr_AnnualReturn2011	6.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date performance of the Fund's Service Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.91%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.43%
5 Years	rr_AverageAnnualReturnYear05	5.31%
10 Years	rr_AverageAnnualReturnYear10	5.01%
GuideMark(SM) Core Fixed Income Fund (Second Prospectus Summary) | GuideMark(SM) Core Fixed Income Fund | Service Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.70%
5 Years	rr_AverageAnnualReturnYear05	3.89%
10 Years	rr_AverageAnnualReturnYear10	3.60%
GuideMark(SM) Core Fixed Income Fund (Second Prospectus Summary) | GuideMark(SM) Core Fixed Income Fund | Service Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.17%
5 Years	rr_AverageAnnualReturnYear05	3.70%
10 Years	rr_AverageAnnualReturnYear10	3.46%

[1]	Institutional Shares of the Fund commenced operations as of April 29, 2011. The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, because Service Shares are subject to a 12b-1 fee and an internal administrative fee, while Institutional Shares are not, the returns of Institutional Shares would have been higher than those shown for Service Shares.
[2]	Please note the Fund expense ratio shown above differs from the expense ratio in the "Financial Highlights" section of the Prospectus, because the "Financial Highlights" shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.